Related Party Transactions - Related Account Balances of Significant Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - Company, excluding the controlling company [member] - KRW (₩)
₩ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Other receivables	₩ 7,110
Total receivables	7,110
Trade accounts and notes payable	571,084
Total payables	571,084
New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	63,413	₩ 49,748
Other receivables	16,858	16,261
Total receivables	80,271	66,009
Other payables	39,664
Total payables	39,664
Chuncheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes payable		257
Other payables	50
Total payables	50	257
Samcheok Blue Power Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	107,119	120,672
Total receivables	107,119	120,672
Other payables	18,224	23,683
Total payables	18,224	23,683
Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Loan	63,024	62,611	₩ 62,420
Other receivables	263	477
Total receivables	63,287	63,088
Other payables	358
Total payables	358
CSP — Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	3
Total receivables	3
Trade accounts and notes payable		3,144
Total payables		3,144
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		9,108
Total receivables		9,108
Trade accounts and notes payable		4,393
Total payables		4,393
POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	7,096	19,271
Total receivables	7,096	19,271
Other payables		18
Total payables		18
South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Loan	0	47,423	91,003
Total receivables		47,423
POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	12,589	8,183
Other receivables	52
Total receivables	12,641	8,183
Trade accounts and notes payable	1,198	1,083
Other payables	4
Total payables	1,202	1,083
Pocheon-Hwado Highway Corp.[Member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	16,297	14,162
Total receivables	16,297	14,162
UITrans LRT Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		7,048
Loan	36,510	29,099	23,452
Total receivables	36,510	36,147
Other payables	1,999
Total payables	1,999
Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Other receivables		8,589
Total receivables		8,589
SNNC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	7,827	4,708
Other receivables	51
Total receivables	7,878	4,708
Trade accounts and notes payable	44,124	143
Other payables	198
Total payables	44,322	143
POSCO(Guangdong) Automotive Steel Co, Ltd [member]
Disclosure of transactions between related parties [line items]
Loan	35,131
Total receivables	35,131
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	98,920	34,254
Loan	185,022	179,036
Other receivables	112,538	106,186
Total receivables	396,480	319,476
Trade accounts and notes payable	54,708	97
Other payables	25,241	31,047
Total payables	79,949	31,144
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	313,264	267,154
Loan	319,687	318,169	₩ 355,350
Other receivables	136,872	131,513
Total receivables	769,823	716,836
Trade accounts and notes payable	671,114	9,117
Other payables	85,738	54,748
Total payables	₩ 756,852	₩ 63,865